LIABILITIES PRESENTED AT FAIR VALUE, Significant Unobservable Inputs to Valuation (Details) - Preferred F-2 Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
10% Increase in Volatility [Member]
Sensitivity to changes in inputs [Abstract]
Gain (loss) from changes in inputs	$ 0	$ 720
10% Decrease in Volatility [Member]
Sensitivity to changes in inputs [Abstract]
Gain (loss) from changes in inputs	0	(750)
1% Increase in Discount Rate [Member]
Sensitivity to changes in inputs [Abstract]
Gain (loss) from changes in inputs	0	(1,040)
1% Decrease in Discount Rate [Member]
Sensitivity to changes in inputs [Abstract]
Gain (loss) from changes in inputs	$ 0	$ (1,290)